INTANGIBLE ASSETS - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 97,181	$ 50,150	$ 62,654
Accumulated Amortization	0	(100)	(141)
Net Carrying Amount	97,181	50,050	62,513
In-process R&D
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			12,110
Accumulated Amortization			0
Net Carrying Amount			12,110
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	97,181	50,150	50,150
Accumulated Amortization	0	(100)	(70)
Net Carrying Amount	$ 97,181	$ 50,050	50,080
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			394
Accumulated Amortization			(71)
Net Carrying Amount			$ 323